Segment information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment information

Note 1    Segment information

1.1    Segment revenue

(in millions of euros)	France	Spain	Europe
December 31, 2019
Revenue(3)	18,154	5,280	5,783
Convergence services	4,397	2,092	623
Mobile services only	2,324	1,161	2,143
Fixed services only	4,086	501	644
IT & integration services	—	6	232
Wholesale	5,487	901	1,071
Equipment sales	1,351	620	898
Other revenue	509	0	173
External	17,492	5,230	5,695
Inter-operating segments	662	50	88
December 31, 2018
Revenue(3)	18,211	5,349	5,687
Convergence services	4,458	2,143	467
Mobile services only	2,348	1,215	2,194
Fixed services only	4,168 (4)	496	697
IT & integration services	—	1	158
Wholesale	5,342	810	1,150
Equipment sales	1,410	684	868
Other revenue	485	—	153
External	17,615	5,299	5,601
Inter-operating segments	596	50	86
December 31, 2017
Revenue(3)	18,046	5,231	5,578
Convergence services	4,045	2,078	305
Mobile services only	2,409	1,229	2,254
Fixed services only	4,344 (4)	501	757
IT & integration services	—	—	129
Wholesale	5,388	754	1,133
Equipment sales	1,386	669	840
Other revenue	474	—	160
External	17,463	5,177	5,496
Inter-operating segments	583	54	82

(1)	Including, in 2019, revenue of 5,233 million euros in France, 21 million euros in Spain, 1,077 million euros in other European countries and 1,489 million euros in other countries.

Including, in 2018, revenue of 5,207 million euros in France, 21 million euros in Spain, 665 million euros in other European countries and 1,399 million euros in other countries.

Including, in 2017, revenue of 5,235 million euros in France, 34 million euros in Spain, 654 million euros in other European countries and 1,328 million euros in other countries.

(2)	Including revenue of 1,374 million euros in France in 2019, 1,412 million euros in 2018 and 1,530 million euros in 2017.
(3)	The description of different sources of revenue is presented in Note 4.1.
(4)	Including, in 2019, fixed only broadband revenue of 2,699 million euros and fixed only narrowband revenue of 1,387 million euros.

Including, in 2018, fixed only broadband revenue of 2,565 million euros and fixed only narrowband revenue of 1,603 million euros.

Including, in 2017, fixed only broadband revenue of 2,535 million euros and fixed only narrowband revenue of 1,809 million euros.

(5)	Including, in 2019, revenue of 1,289 million euros from voice services and revenue of 2,674 million from data services.

Including, in 2018, revenue of 1,385 million euros from voice services and revenue of 2,612 million euros from data services.

Including, in 2017, revenue of 1,452 million euros from voice services and revenue of 2,700 million euros from data services.

(in millions of euros)	Africa &	Enterprise (1)	International	Eliminations	Total telecom	Orange Bank	Eliminations	Orange
	Middle-East		Carriers		activities		telecom	consolidated
			& Shared				activities /	financial
			Services (2)				bank	statements
December 31, 2019
Revenue(3)	5,646	7,820	1,498	(1,939)	42,242	—	(4)	42,238
Convergence services	—	—	—	—	7,111	—	—	7,111
Mobile services only	4,230	727	—	(40)	10,545	—	0	10,544
Fixed services only	493	3,963 (5)	—	(178)	9,509	—	0	9,508
IT & integration services	14	2,909	—	(155)	3,006	—	(3)	3,004
Wholesale	780	34	1,077	(1,416)	7,933	—	—	7,933
Equipment sales	96	187	—	(6)	3,146	—	0	3,146
Other revenue	32	—	421	(142)	992	—	(1)	991
External	5,430	7,437	955	—	42,238	—	—	42,238
Inter-operating segments	216	383	543	(1,939)	4	—	(4)	—
December 31, 2018
Revenue(3)	5,190	7,292	1,534	(1,879)	41,384	—	(3)	41,381
Convergence services	—	—	—	—	7,068	—	—	7,068
Mobile services only	3,809	743	—	(37)	10,272	—	—	10,272
Fixed services only	435	3,997 (5)	—	(189)	9,604	—	—	9,604
IT & integration services	21	2,312	—	(141)	2,351	—	(2)	2,349
Wholesale	811	35	1,150	(1,367)	7,931	—	—	7,931
Equipment sales	85	205	-	(7)	3,245	—	—	3,245
Other revenue	29	—	384	(138)	913	—	(1)	912
External	4,980	6,914	972	—	41,381	—	—	41,381
Inter-operating segments	210	378	562	(1,879)	3	—	(3)	—
December 31, 2017
Revenue(3)	5,030	7,251	1,651	(1,926)	40,861	—	(2)	40,859
Convergence services	—	—	—	(1)	6,427	—	—	6,427
Mobile services only	3,600	751	—	(41)	10,202	—	—	10,202
Fixed services only	431	4,152 (5)	—	(191)	9,994	—	—	9,994
IT & integration services	7	2,092	—	(150)	2,078	—	(1)	2,077
Wholesale	894	32	1,275	(1,411)	8,065	—	—	8,065
Equipment sales	66	224	—	—	3,185	—	—	3,185
Other revenue	32	—	376	(132)	910	—	(1)	909
External	4,779	6,860	1,084	—	40,859	—	—	40,859
Inter-operating segments	251	391	567	(1,926)	2	—	(2)	—

1.2    Segment revenue to consolidated net income in 2019

(in millions of euros)	France	Spain	Europe	Africa &
				Middle-East
Revenue	18,154	5,280	5,783	5,646
External purchases	(7,036)	(2,907)	(3,341)	(2,465)
Other operating income	1,392	221	148	72
Other operating expenses	(553)	(207)	(173)	(245)
Labor expenses	(3,730)	(271)	(678)	(507)
Operating taxes and levies	(893)	(160)	(84)	(495)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—
Restructuring costs	—	—	—	—
Depreciation and amortization of financed assets	(14)	—	—	—
Depreciation and amortization of right-of-use assets	(175)	(298)	(147)	(121)
Impairment of right-of-use assets	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—
Interests on lease liabilities(3)	(9)	(12)	(17)	(70)
EBITDAaL (1)	7,135	1,646	1,492	1,815
Significant litigations (1)	—	—	—	—
Specific labour expenses (1)	(32)	—	2	—
Fixed assets, investments and businesses portfolio review (1)	4	56	63	(19)
Restructuring programs costs (1)	(45)	(12)	(55)	(4)
Acquisition and integration costs (1)	—	0	(5)	—
Depreciation and amortization of fixed assets	(3,179)	(1,076)	(1,119)	(972)
Reclassification of translation adjustment from liquidated entities	—	—	0	2
Impairment of goodwill	—	—	—	(54)
Impairment of fixed assets	(1)	—	(15)	89
Share of profits (losses) of associates and joint ventures	0	—	1	12
Elimination of interests on debts related to financed assets(3)	1	—	—	—
Elimination of interests on lease liabilities(3)	9	12	17	70
Operating Income	3,892	626	382	939
Cost of gross financial debt except financed assets	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—
Other net financial expenses	—	—	—	—
Effects resulting from BT sale	—	—	—	—
Finance costs, net	—	—	—	—
Income Tax	—	—	—	—
Consolidated net income of continuing operations	—	—	—	—
Consolidated net income of discontinued operations	—	—	—	—
Consolidated net income	—	—	—	—

(1)	See Note 1.8. for EBITDAaL adjustments.
(2)	Orange Bank's net banking income is recognized in other operating income and amounts to 40 million euros in 2019. The cost of risk is included in other operating expenses and amounts to (10) million euros in 2019.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolided income statement.

(in millions of euros)	Enterprise	International	Elimination	Total	Orange	Eliminations	Total	Presentation	Orange
		Carriers &	telecom	telecom	Bank (2)	telecom		adjust-	consoli-
		Shared	activities	activities		activites /		ments(3)	dated financial
		Services				bank			statements
Revenue	7,820	1,498	(1,939)	42,242	—	(4)	42,238	—	42,238
External purchases	(3,991)	(2,041)	3,974	(17,806)	(96)	5	(17,897)	—	(17,897)
Other operating income	169	2,088	(3,396)	694	43	(17)	720	—	720
Other operating expenses	(634)	(63)	1,361	(515)	(29)	17	(527)	(72)	(599)
Labor expenses	(1,949)	(1,261)	—	(8,397)	(73)	—	(8,470)	(24)	(8,494)
Operating taxes and levies	(115)	(80)	—	(1,827)	(1)	—	(1,827)	—	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	277	277
Restructuring costs	—	—	—	—	—	—	—	(132)	(132)
Depreciation and amortization of financed assets	—	—	—	(14)	—	—	(14)	—	(14)
Depreciation and amortization of right-of-use assets	(104)	(391)	—	(1,237)	(3)	—	(1,239)	—	(1,239)
Impairment of right-of-use assets	—	—	—	—	—	—	—	(33)	(33)
Interests on debts related to financed assets(3)	—	—	—	(1)	—	—	(1)	1	—
Interests on lease liabilities(3)	(4)	(10)	—	(122)	—	—	(122)	122	—
EBITDAaL (1)	1,191	(261)	0	13,019	(160)	1	12,860	138	—
Significant litigations (1)	—	(49)	—	(49)	—	—	(49)	49	—
Specific labour expenses (1)	1	6	—	(23)	0	—	(23)	23	—
Fixed assets, investments and businesses portfolio review (1)	0	172	—	277	—	—	277	(277)	—
Restructuring programs costs (1)	(16)	(31)	—	(163)	(2)	—	(165)	165	—
Acquisition and integration costs (1)	(11)	(8)	—	(24)	—	—	(24)	24	—
Depreciation and amortization of fixed assets	(399)	(340)	—	(7,086)	(24)	—	(7,110)	—	(7,110)
Reclassification of translation adjustment from liquidated entities	0	10	—	12	—	—	12	—	12
Impairment of goodwill	—	—	—	(54)	—	—	(54)	—	(54)
Impairment of fixed assets	1	(1)	—	73	—	—	73	—	73
Share of profits (losses) of associates and joint ventures	1	(7)	—	8	—	—	8	—	8
Elimination of interests on debts related to financed assets(3)	—	—	—	1	—	—	1	(1)	—
Elimination of interests on lease liabilities(3)	4	10	—	122	0	—	122	(122)	—
Operating Income	772	(499)	0	6,112	(186)	1	5,927	—	5,927
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	(1,108)
Interests on debts related to financed assets(3)	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	5
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	76
Interests on lease liabilities(3)	—	—	—	—	—	—	—	—	(122)
Other net financial expenses	—	—	—	—	—	—	—	—	15
Effects resulting from BT sale	—	—	—	—	—	—	—	—	(119)
Finance costs, net	—	—	—	—	—	—	—	—	(1,254)
Income Tax	—	—	—	—	—	—	—	—	(1,447)
Consolidated net income of continuing operations	—	—	—	—	—	—	—	—	3,226
Consolidated net income of discontinued operations	—	—	—	—	—	—	—	—	—
Consolidated net income	—	—	—	—	—	—	—	—	3,226

1.3    Segment revenue to segment operating income in 2018 and 2017

(in millions of euros)	France	Spain	Europe	Africa &
				Middle-East
December 31, 2018
Revenue	18,211	5,349	5,687	5,190
External purchases	(7,167)	(3,204)	(3,412)	(2,521)
Other operating income	1,377	155	130	68
Other operating expenses	(535)	(211)	(168)	(231)
Labor expenses	(3,833)	(263)	(681)	(468)
Operating taxes and levies	(977)	(161)	(93)	(391)
Gains (losses) on disposal of fixed assets, investments and activities	—	35	45	20
Restructuring and integration costs	—	—	—	—
Adjusted EBITDA(1)	7,076	1,700	1,508	1,667
Significant litigations	—	(31)	—	—
Specific labour expenses	(614)	—	—	—
Investments and businesses portfolio review	—	—	—	—
Restructuring and integration costs	(114)	(9)	(6)	(12)
Reported EBITDA(1)	6,348	1,660	1,502	1,655
Depreciation and amortization	(3,148)	(1,105)	(1,164)	(906)
Reclassification of cumulative translation adjustment from liquidated entities	—	—	—	—
Impairment of goodwill	—	—	—	(56)
Impairment of fixed assets	(2)	—	1	(46)
Share of profits (losses) of associates and joint ventures	—	—	—	12
Operating income	3,198	555	339	659

December 31, 2017
Revenue	18,046	5,231	5,578	5,030
External purchases	(7,123)	(3,157)	(3,368)	(2,444)
Other operating income	1,453	110	146	73
Other operating expenses	(553)	(202)	(149)	(209)
Labor expenses	(3,987)	(255)	(690)	(426)
Operating taxes and levies	(965)	(160)	(88)	(418)
Gains (losses) on disposal of fixed assets, investments and activities	7	—	27	6
Restructuring and integration costs	—	—	—	—
Adjusted EBITDA(1)	6,878	1,567	1,456	1,612
Significant litigations	(115)	—	—	—
Specific labour expenses	(307)	—	1	—
Investments and businesses portfolio review	—	—	(1)	—
Restructuring and integration costs	(12)	(4)	(39)	(21)
Other special items	—	—	—	—
Reported EBITDA(1)	6,444	1,563	1,417	1,591
Depreciation and amortization	(3,073)	(1,008)	(1,157)	(902)
Effects resulting from business combinations	—	—	—	—
Reclassification of cumulative translation adjustment from liquidated entities	—	—	—	—
Impairment of goodwill	—	—	(19)	(1)
Impairment of fixed assets	(3)	—	(1)	(180)
Share of profits (losses) of associates and joint ventures	—	—	—	14
Operating income	3,368	555	240	522

(1)	See Note 1.8. for EBITDA adjustments.
(2)	Orange Bank's net banking income is recognized in other operating income and amounts to 43 million euros in 2018. The cost of risk is included in other operating expenses and amounts to (7) million euros in 2018.

Orange Bank's net banking income is recognized in other operating income and amounts to 73 million euros in 2017. The cost of risk is included in other operating expenses and amounts to (6) million euros in 2017.

(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement.
(4)	In 2018, mainly related to the effect of the three-year extension of the 2015 French part-time for seniors plans (see Note 6.2).

(in millions of euros)	Enterprise	International	Elimination	Total	Orange	Eliminations	Total	Presentation	Orange
		Carriers &	telecom	telecom	Bank(2)	telecom		adjustments(3)	consolidated
		Shared	activities	activities		activities /			financial
		Services				bank			statements
December 31, 2018
Revenue	7,292	1,534	(1,879)	41,384	—	(3)	41,381	—	41,381
External purchases	(3,696)	(2,469)	3,990	(18,479)	(87)	3	(18,563)	—	(18,563)
Other operating income	148	2,146	(3,468)	556	44	(20)	580	—	580
Other operating expenses	(661)	(35)	1,357	(484)	(33)	21	(496)	(9)	(505)
Labor expenses	(1,718)	(1,235)	—	(8,198)	(70)	—	(8,268)	(806)	(9,074)
Operating taxes and levies	(120)	(66)	—	(1,808)	(1)	—	(1,809)	(31)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities	—	80	—	180	—	—	180	17	197
Restructuring and integration costs	—	—	—	—	—	—	—	(199)	(199)
Adjusted EBITDA(1)	1,245	(45)	—	13,151	(147)	1	13,005	(1,028)	—
Significant litigations	—	(2)	—	(33)	—	—	(33)	33	—
Specific labour expenses	(68)	(129)	—	(811)	(1)	—	(812)(4)	812	—
Investments and businesses portfolio review	—	17	—	17	—	—	17	(17)	—
Restructuring and integration costs	(24)	(35)	—	(200)	—	—	(200)	200	—
Reported EBITDA(1)	1,153	(194)	—	12,124	(148)	1	11,977	—	11,977
Depreciation and amortization	(387)	(316)	—	(7,026)	(21)	—	(7,047)	—	(7,047)
Reclassification of cumulative translation adjustment from liquidated entities	—	1	—	1	—	—	1	—	1
Impairment of goodwill	—	—	—	(56)	—	—	(56)	—	(56)
Impairment of fixed assets	—	(2)	—	(49)	—	—	(49)	—	(49)
Share of profits (losses) of associates and joint ventures	(1)	(8)	—	3	—	—	3	—	3
Operating income	765	(519)	—	4,997	(169)	1	4,829	—	4,829

December 31, 2017
Revenue	7,251	1,651	(1,926)	40,861	—	(2)	40,859	—	40,859
External purchases	(3,735)	(2,771)	4,278	(18,320)	(63)	2	(18,381)	—	(18,381)
Other operating income	169	2,318	(3,741)	528	78	(7)	599	14	613
Other operating expenses	(652)	(52)	1,389	(428)	(14)	8	(434)	(290)	(724)
Labor expenses	(1,588)	(1,192)	—	(8,138)	(62)	—	(8,200)	(374)	(8,574)
Operating taxes and levies	(139)	(80)	—	(1,850)	(1)	—	(1,851)	5	(1,846)
Gains (losses) on disposal of fixed assets, investments and activities	—	48	—	88	—	—	88	(5)	83
Restructuring and integration costs	—	—	—	—	—	—	—	(167)	(167)
Adjusted EBITDA(1)	1,306	(78)	—	12,741	(62)	1	12,680	(817)	—
Significant litigations	—	(156)	—	(271)	—	—	(271)	271	—
Specific labour expenses	(15)	(53)	—	(374)	—	—	(374)	374	—
Investments and businesses portfolio review	—	(4)	—	(5)	—	—	(5)	5	—
Restructuring and integration costs	(33)	(58)	—	(167)	—	—	(167)	167	—
Other special items		—	—	—	—	—	—	—	—
Reported EBITDA(1)	1,258	(349)	—	11,924	(62)	1	11,863	—	11,863
Depreciation and amortization	(371)	(331)	—	(6,842)	(4)	—	(6,846)	—	(6,846)
Effects resulting from business combinations	—	—	—	—	(27)	—	(27)	—	(27)
Reclassification of cumulative translation adjustment from liquidated entities	—	(8)	—	(8)	—	—	(8)	—	(8)
Impairment of goodwill	—	—	—	(20)	—	—	(20)	—	(20)
Impairment of fixed assets	—	(7)	—	(190)	—	—	(190)	—	(190)
Share of profits (losses) of associates and joint ventures	1	(9)	—	6	—	—	6	—	6
Operating income	889	(704)	—	4,870	(93)	1	4,778	—	4,778

1.4    Segment investments

(in millions of euros)	France	Spain	Europe

December 31, 2019
eCapex (1)	4,052	812	869
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95	185	103
Telecommunications licenses	0	298	9
Financed assets	144	—	—
Total investments (5)	4,291	1,296	982

December 31, 2018
Capex (2)	3,656	1,120	953
Telecommunications licenses	(1)	149	10
Finance leases	1	70	32
Total investments (6)	3,656	1,339	995

December 31, 2017
Capex (2)	3,451	1,115	897
Telecommunications licenses	11	10	—
Finance leases	1	4	11
Total investments (7)	3,463	1,129	908

(1)	See Note 1.8. for eCapex definition.
(2)	See Note 1.8. for Capex definition.
(3)	Including investments in tangible and intangible assets in France for 254 million euros in 2019, 275 million euros in 2018 and 285 million euros in 2017.
(4)	Including investments in tangible and intangible assets in France for 336 million euros in 2019, 312 million euros in 2018 and 280 million euros in 2017.
(5)	Including 2,385 million euros for other intangible assets and 6,181 million euros for tangible assets.
(6)	Including 1,895 milliion euros for other intangible assets and 5,883 million euros for tangible assets.
(7)	Including 1,893 milliion euros for other intangible assets and 5,677 million euros for tangible assets.

(in millions of euros)	Africa &	Enterprise (3)	International	Eliminations	Total	Orange	Eliminations	Orange
	Middle-East		Carriers	telecom	telecom	Bank	telecom	consolidated
			& Shared	activities	activities		activities /	financial
			Services (4)	and			bank	statements
				unallocated
				items

December 31, 2019
eCapex (1)	987	404	141	—	7,265	28	—	7,293
Elimination of proceeds from sales of property, plant and equipment and intangible assets	13	5	208	—	610	—	—	610
Telecommunications licenses	212	—	—	—	519	—	—	519
Financed assets	—	—	—	—	144	—	—	144
Total investments (5)	1,211	410	348	—	8,538	28	—	8,565

December 31, 2018
Capex (2)	1,008	353	316	—	7,406	36	—	7,442
Telecommunications licenses	42	—	—	—	200	—	—	200
Finance leases	2	31	—	—	136	—	—	136
Total investments (6)	1,052	384	316	—	7,742	36	—	7,778

December 31, 2017
Capex (2)	1,021	382	282	—	7,148	61	—	7,209
Telecommunications licenses	297	—	—	—	318	—	—	318
Finance leases	1	24	2	—	43	—	—	43
Total investments (7)	1,319	406	284	—	7,509	61	—	7,570

1.5    Segment assets

(in millions of euros)	France	Spain	Europe

December 31, 2019
Goodwill	14,364	6,872	2,665
Other intangible assets	3,968	1,961	1,941
Property, plant and equipment	15,308	3,673	4,109
Right-of-use assets	1,174	1,123	930
Interests in associates and joint ventures	3	—	5
Non-current assets included in the calculation of net financial debt	—	—	—
Other	10	17	22
Total non-current assets	34,827	13,645	9,673
Inventories	463	61	149
Trade receivables	1,477	667	1,210
Other customer contract assets	432	150	380
Prepaid expenses	41	401	43
Current assets included in the calculation of net financial debt	—	—	—
Other	699	62	74
Total current assets	3,113	1,341	1,855
Assets held for sale	—	—	—
Total assets	37,940	14,986	11,529
December 31, 2018
Goodwill	14,364	6,840	2,581
Other intangible assets	3,921	1,778	2,015
Property, plant and equipment	14,306	3,730	4,150
Interests in associates and joint ventures	—	1	4
Non-current assets included in the calculation of net financial debt	—	—	—
Other	11	17	15
Total non-current assets	32,602	12,366	8,765
Inventories	505	79	171
Trade receivables	1,506	699	1,227
Other customer contract assets	443	140	363
Prepaid expenses	68	241	35
Current assets included in the calculation of net financial debt	—	—	—
Other	776	60	75
Total current assets	3,298	1,219	1,871
Assets held for sale	—	—	—
Total assets	35,900	13,585	10,636
December 31, 2017
Goodwill	14,364	6,818	2,589
Other intangible assets	4,099	1,742	2,204
Property, plant and equipment	13,637	3,542	4,236
Interests in associates and joint ventures	—	1	4
Non-current assets included in the calculation of net financial debt	—	—	—
Other	4	17	16
Total non-current assets	32,104	12,120	9,049
Inventories	402	79	149
Trade receivables	1,590	686	1,143
Other customer contract assets	451	132	411
Prepaid expenses	76	152	37
Current assets included in the calculation of net financial debt	—	—	—
Other	828	64	45
Total current assets	3,347	1,113	1,785
Assets held for sale	—	—	—
Total assets	35,451	13,233	10,834

(1)	Including tangible and intangible assets for 642 million euros in France in 2019, 632 million euros in 2018 and 565 million euros in 2017.
(2)	Including tangible and intangible assets for 1,736 million euros in France in 2019, 2,151 million euros in 2018 and 2,144 million euros in 2017. Intangible assets also include the Orange brand for 3,133 million euros.

(in millions of euros)	Africa &	Enterprise (1)	International	Eliminations		Total	Orange		Eliminations	Orange
	Middle-East		Carriers	telecom		telecom	Bank		telecom	consolidated
			& Shared	activities		activities			activities /	financial
			Services (2)	and					bank	statements
				unallocated
				items

December 31, 2019
Goodwill	1,481	2,245	18	—		27,644	—		—	27,644
Other intangible assets	2,318	695	3,766	—		14,649	88		—	14,737
Property, plant and equipment	3,674	526	1,128	—		28,418	5		—	28,423
Right-of-use assets	881	314	1,815	—		6,237	26		—	6,263
Interests in associates and joint ventures	84	1	10	—		103	—		—	103
Non-current assets included in the calculation of net financial debt	—	—	—	685		685	—		—	685
Other	22	25	19	2,104		2,219	1,268	(4)	(27)	3,460
Total non-current assets	8,461	3,805	6,757	2,789		79,956	1,387		(27)	81,316
Inventories	76	60	96	—		906	—		—	906
Trade receivables	720	1,067	974	(771)		5,343	1		(24)	5,320
Other customer contract assets	11	237	—	—		1,209	—		—	1,209
Prepaid expenses	87	143	26	(16)		725	5		0	730
Current assets included in the calculation of net financial debt	—	—	—	10,820		10,820	—		—	10,820
Other	968	216	330	145		2,494	3,511	(5)	(3)	6,002
Total current assets	1,862	1,723	1,426	10,178		21,498	3,517		(28)	24,987
Assets held for sale	—	—	—	—		—	—		—	—
Total assets	10,323	5,527	8,182	12,967		101,454	4,904		(55)	106,303
December 31, 2018
Goodwill	1,542	1,830	17	—		27,174	—		—	27,174
Other intangible assets	2,106	388	3,780	1		13,989	84		—	14,073
Property, plant and equipment	3,443	540	1,519	—		27,688	5		—	27,693
Interests in associates and joint ventures	82	—	17	—		104	—		—	104
Non-current assets included in the calculation of net financial debt	—	—	—	816		816	—		—	816
Other	23	23	19	3,123	(3)	3,231	1,637	(4)	(27)	4,841
Total non-current assets	7,196	2,781	5,352	3,940		73,002	1,726		(27)	74,701
Inventories	82	49	79	—		965	—		—	965
Trade receivables	761	821	946	(631)		5,329	—		(34)	5,295
Other customer contract assets	8	212	—	—		1,166	—		—	1,166
Prepaid expenses	89	71	82	(17)		569	2		—	571
Current assets included in the calculation of net financial debt	—	—	—	7,886		7,886	—		—	7,886
Other	811	174	374	51		2,321	3,687	(5)	—	6,008
Total current assets	1,751	1,327	1,481	7,289		18,236	3,689		(34)	21,891
Assets held for sale	—	—	—	—		—	—		—	—
Total assets	8,947	4,108	6,833	11,229		91,238	5,415		(61)	96,592
December 31, 2017
Goodwill	1,629	1,493	18	—		26,911	—		—	26,911
Other intangible assets	2,160	342	3,720	1		14,268	71		—	14,339
Property, plant and equipment	3,193	479	1,575	—		26,662	3		—	26,665
Interests in associates and joint ventures	70	1	1	—		77	—		—	77
Non-current assets included in the calculation of net financial debt	—	—	—	895		895	—		—	895
Other	13	22	18	3,166	(3)	3,256	1,496	(4)	(27)	4,725
Total non-current assets	7,065	2,337	5,332	4,062		72,069	1,570		(27)	73,612
Inventories	78	45	74	—		827	—		—	827
Trade receivables	690	807	881	(613)		5,184	—		(9)	5,175
Other customer contract assets	—	210	—	—		1,204	—		—	1,204
Prepaid expenses	67	48	93	(19)		454	1		—	455
Current assets included in the calculation of net financial debt	—	—	—	8,014		8,014	—		—	8,014
Other	757	165	268	146		2,273	3,941	(5)	(152)	6,062
Total current assets	1,592	1,275	1,316	7,528		17,956	3,942		(161)	21,737
Assets held for sale	—	—	—	—		—	—		—	—
Total assets	8,657	3,612	6,648	11,590		90,025	5,512		(188)	95,349
(3)	Including BT shares in the amount of 659 million euros in 2018 and 814 million euros in 2017. All BT shares have been sold in June 2019. (see Note 12.7)
(4)	Including 1,259 million euros of non-current financial assets related to Orange Bank activities in 2019, 1,617 million euros in 2018 and 1,464 million euros in 2017 (see Note 16.1.1).
(5)	Including 3,098 million euros of current financial assets related to Orange Bank activities in 2019, 3,075 million euros in 2018 and 3,275 million euros in 2017 (see Note 16.1.1).

1.6    Segment equity and liabilities

(in millions of euros)	France	Spain	Europe

December 31, 2019
Equity	—	—	—
Non-current lease liabilities	961	945	788
Fixed assets payables	35	366	251
Non-current employee benefits	1,461	17	34
Non-current liabilities included in the calculation of net financial debt	—	—	—
Other	574	80	301
Total non-current liabilities	3,030	1,409	1,373
Current lease liabilities	170	284	166
Fixed assets payables	1,144	563	407
Trade payables	2,682	1,051	935
Customer contracts liabilities	1,015	98	335
Current employee benefits	1,224	33	110
Deferred income	2	—	6
Current liabilities included in the calculation of net financial debt	—	—	—
Other	781	178	268
Total current liabilities	7,017	2,207	2,226
Liabilities related to assets held for sale	—	—	—
Total equity and liabilities	10,047	3,616	3,599
December 31, 2018
Equity	—	—	—
Fixed assets payables	48	119	291
Non-current employee benefits	1,726	11	33
Non-current liabilities included in the calculation of net financial debt	—	—	—
Other	635	126	243
Total non-current liabilities	2,409	256	567
Fixed assets payables	1,116	598	398
Trade payables	2,598	1,055	926
Customer contracts liabilities	1,091	66	322
Current employee benefits	1,307	38	102
Deferred income	2	—	3
Current liabilities included in the calculation of net financial debt	—	—	—
Other	846	148	253
Total current liabilities	6,960	1,905	2,004
Liabilities related to assets held for sale	—	—	—
Total equity and liabilities	9,369	2,161	2,571
December 31, 2017
Equity	—	—	—
Fixed assets payables	75	—	327
Non-current employee benefits	1,601	5	33
Non-current liabilities included in the calculation of net financial debt	—	—	—
Other	663	134	263
Total non-current liabilities	2,339	139	623
Fixed assets payables	1,438	532	392
Trade payables	2,487	985	843
Customer contracts liabilities	1,162	78	280
Current employee benefits	1,451	38	109
Deferred income	3	—	3
Current liabilities included in the calculation of net financial debt	—	—	—
Other	699	126	467
Total current liabilities	7,240	1,759	2,094
Liabilities related to assets held for sale	—	—	—
Total equity and liabilities	9,579	1,898	2,717

(1)	Including in 2019, 101 million euros of non-current financial liabilities, 90 million euros in 2018 and 100 million euros in 2017.
(2)	Including in 2019, 4,280 million euros of current financial liabilities related to Orange Bank activities (See Note 16.1).

Including in 2018, 4,835 million euros of current financial liabilities related to Orange Bank activities.

Including in 2017, 4,941 million euros of current financial liabilities related to Orange Bank activities.

(in millions of euros)	Africa &	Enterprise	International	Eliminations	Total	Orange		Eliminations	Orange
	Middle-East		Carriers	telecom	telecom	Bank		telecom	consolidated
			& Shared	activities	activities			activities /	financial
			Services	and				bank	statements
				unallocated
				items

December 31, 2019
Equity	—	—	—	34,432	34,432	(16)		—	34,416
Non-current lease liabilities	785	227	1,490	—	5,196	29		—	5,225
Fixed assets payables	166	—	—	—	817	—		—	817
Non-current employee benefits	68	264	702	—	2,544	9		—	2,554
Non-current liabilities included in the calculation of net financial debt	—	—	—	33,562	33,562	—		—	33,562
Other	55	39	55	849	1,954	109 (1)		(27)	2,035
Total non-current liabilities	1,074	530	2,247	34,411	44,073	147		(27)	44,192
Current lease liabilities	124	97	422	—	1,263	4		—	1,267
Fixed assets payables	529	72	135	(1)	2,848	—		—	2,848
Trade payables	1,136	784	763	(771)	6,581	125		(24)	6,682
Customer contracts liabilities	123	412	126	(15)	2,094	—		—	2,093
Current employee benefits	71	407	411	—	2,254	6		—	2,261
Deferred income	36	1	7	0	51	—		—	51
Current liabilities included in the calculation of net financial debt	—	—	—	3,950	3,950	—		(3)	3,947
Other	1,211	283	846	341	3,908	4,638	(2)	0	8,545
Total current liabilities	3,231	2,055	2,710	3,503	22,950	4,773		(28)	27,695
Liabilities related to assets held for sale	—	—	—	—	—	—		—	0
Total equity and liabilities	4,305	2,586	4,957	72,346	101,454	4,904		(55)	106,303
December 31, 2018
Equity	—	—	—	33,151	33,151	98		—	33,249
Fixed assets payables	154	—	—	—	612	—		—	612
Non-current employee benefits	64	264	717	—	2,815	8		—	2,823
Non-current liabilities included in the calculation of net financial debt	—	—	—	27,461	27,461	—		—	27,461
Other	59	46	180	791	2,080	98	(1)	(27)	2,151
Total non-current liabilities	277	310	897	28,252	32,968	106		(27)	33,047
Fixed assets payables	528	58	138	(1)	2,835	—		—	2,835
Trade payables	1,081	689	917	(631)	6,635	135		(34)	6,736
Customer contracts liabilities	127	283	129	(16)	2,002	—		—	2,002
Current employee benefits	68	398	471	—	2,384	8		—	2,392
Deferred income	44	2	7	—	58	—		—	58
Current liabilities included in the calculation of net financial debt	—	—	—	7,403	7,403	—		—	7,403
Other	1,069	273	833	381	3,803	5,067	(2)	—	8,870
Total current liabilities	2,917	1,703	2,495	7,136	25,120	5,210		(34)	30,296
Liabilities related to assets held for sale	—	—	—	—	—	—		—	—
Total equity and liabilities	3,194	2,013	3,392	68,539	91,239	5,414		(61)	96,592
December 31, 2017
Equity	—	—	—	33,285	33,285	227		—	33,512
Fixed assets payables	208	—	—	—	610	—		—	610
Non-current employee benefits	77	259	693	—	2,668	6		—	2,674
Non-current liabilities included in the calculation of net financial debt	—	—	—	27,221	27,221	—		—	27,221
Other	50	31	218	836	2,195	107	(1)	(27)	2,275
Total non-current liabilities	335	290	911	28,057	32,694	113		(27)	32,780
Fixed assets payables	530	52	102	(1)	3,045	1		-	3,046
Trade payables	1,072	694	977	(614)	6,444	92		(9)	6,527
Customer contracts liabilities	130	271	120	(20)	2,021	—		—	2,021
Current employee benefits	69	348	426	—	2,441	7		—	2,448
Deferred income	87	—	5	(22)	76	—		—	76
Current liabilities included in the calculation of net financial debt	—	—	—	6,216	6,216	—		—	6,216
Other	905	252	897	457	3,803	5,072	(2)	(152)	8,723
Total current liabilities	2,793	1,617	2,527	6,016	24,046	5,172		(161)	29,057
Liabilities related to assets held for sale	—	—	—	—	—	—		—	—
Total equity and liabilities	3,128	1,907	3,438	67,358	90,025	5,512		(188)	95,349

1.7    Simplified statement of cash flows on telecommunication and Orange Bank activities

(in millions of euros)	2019
	Telecom		Orange Bank		Eliminations	Orange
	activities				telecom	consoli-
					activities /	dated financial
					Orange Bank	statement
Operating activities
Consolidated net income	3,411		(185)		—	3,226
Non-monetary items and reclassified items for presentation	12,087		91		1	12,180
Changes in working capital
Decrease (increase) in inventories, gross	69		—		—	69
Decrease (increase) in trade receivables, gross	(34)		(1)		(10)	(45)
Increase (decrease) in trade payables	(92)		(3)		10	(85)
Changes in other customer contract assets and liabilities	(59)		—		—	(60)
Changes in other assets and liabilities	(87)		(726)		—	(813)
Other net cash out
Operating taxes and levies paid	(1,939)		0		—	(1,939)
Dividends received	17		—		—	17
Interest paid and interest rates effects on derivatives, net	(1,310)	(1)	0		(1)	(1,312)
Income tax paid	(1,079)		0		—	(1,079)
Net cash provided by operating activities (a)	10,983	(2)	(824)		—	10,159

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,555)	(3)	(28)		—	(7,582)
Cash paid for investment securities, net of cash acquired	(559)		—		—	(559)
Investments in associates and joint ventures	(2)		—		—	(2)
Purchases of equity securities measured at fair value	(39)		(5)		—	(44)
Proceeds from sales of investment securities, net of cash transferred	529		—		—	529
Decrease (increase) in securities and other financial assets	(2,082)		368		3	(1,711)
Net cash used in investing activities (b)	(9,707)		335		3	(9,370)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	8,351		—		—	8,351
Medium and long-term debt redemptions and repayments	(4,650)	(4)	—		—	(4,650)
Lease liabilities repayment	(1,395)		(4)		—	(1,398)
Increase (decrease) of bank overdrafts and short-term borrowings	(1,082)		140		(3)	(945)
Decrease (increase) of cash collateral deposits	609		(19)		—	590
Exchange rates effects on derivatives, net	26		—		—	26
Other cash flows
Issuances (purchases) of subordinated notes	(357)		—		—	(357)
Coupon on subordinated notes	500		—		—	500
Purchases of treasury shares - Orange Vision 2020 free share award plan	(27)		—		—	(27)
Capital increase (decrease) - owners of the parent company			—		—	—
Other proceeds (purchases) from treasury shares	(7)		—		—	(7)
Capital increase (decrease) - non-controlling interests	(108)	(5)	187	(5)	—	79
Changes in ownership interests with no gain / loss of control	(7)		—		—	(7)
Dividends paid to owners of the parent company	(1,857)		—		—	(1,857)
Dividends paid to non-controlling interests	(243)		—		—	(243)
Net cash used in financing activities (c)	(247)		305		(3)	55

Cash and cash equivalents in the opening balance	5,081		553		—	5,634
Cash change in cash and cash equivalents (a) + (b) + (c)	1,029		(185)		—	844
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3		—		—	3
Cash and cash equivalents in the closing balance	6,112		369		—	6,481

(1)	Including interests paid on lease liabilities for (97) million euros.
(2)	Including significant litigations paid and received for 5 million euros.
(3)	Including telecommunication licenses paid for (334) million euros.
(4)	Including repayments of debts relating to financed assets for (17) million euros.
(5)	Including 122 million euros in Orange Bank share capital invested by Orange.

(in millions of euros)	2018
	Telecom		Orange Bank		Eliminations	Orange
	activities				telecom	consoli-
					activities /	dated financial
					Orange Bank	statement
Operating activities
Consolidated net income	2,326		(168)		—	2,158
Non-monetary items and reclassified items for presentation	11,457		40		—	11,497
Changes in working capital
Decrease (increase) in inventories, gross	(152)		—		—	(152)
Decrease (increase) in trade receivables, gross	(122)		—		25	(97)
Increase (decrease) in trade payables	158		44		(25)	177
Changes in other customer contract assets and liabilities	12		—		—	12
Changes in other assets and liabilities	(95)		(81)		—	(176)
Other net cash out
Operating taxes and levies paid	(1,776)		(1)		—	(1,777)
Dividends received	51		—		—	51
Interest paid and interest rates effects on derivatives, net	(1,259)		—		—	(1,259)
Income tax paid	(928)		—		—	(928)
Net cash provided by operating activities (a)	9,672	(1)	(166)		—	9,506
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,655)	(2)	(37)		—	(7,692)
Cash paid for investment securities, net of cash acquired	(284)		—		—	(284)
Investments in associates and joint ventures	(6)		—		—	(6)
Others purchases of assets available for sale	—		—		—	—
Purchases of equity securities measured at fair value	(90)		(14)		—	(104)
Sales of investment securities, net of cash transferred	110		—		—	110
Decrease (increase) in securities and other financial assets	(501)		77		(152)	(576)
Net cash used in investing activities (b)	(8,426)		26		(152)	(8,552)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	5,214		—		—	5,214
Medium and long-term debt redemptions and repayments	(4,095)	(3)	—		—	(4,095)
Increase (decrease) of bank overdrafts and short-term borrowings	(251)		56		152	(43)
Decrease (increase) of cash collateral deposits	203		5		—	208
Exchange rates effects on derivatives, net	7		—		—	7
Other cash flows
Coupon on subordinated notes	(280)		—		—	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)		—		—	(101)
Other proceeds (purchases) from treasury shares	3		—		—	3
Capital increase (decrease) - non-controlling interests	(87)	(4)	155	(4)	—	68
Changes in ownership interests with no gain / loss of control	(6)		—		—	(6)
Dividends paid to owners of the parent company	(1,860)		—		—	(1,860)
Dividends paid to non-controlling interests	(246)		—		—	(246)
Net cash used in financing activities (c)	(1,499)		216		152	(1,131)
Cash and cash equivalents in the opening balance	5,333		477		—	5,810
Cash change in cash and cash equivalents (a) + (b) + (c)	(253)		76		—	(177)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1		—		—	1
Cash and cash equivalents in the closing balance	5,081		553		—	5,634

(1)	Including significant litigations paid and received for (174) million euros.
(2)	Including telecommunication licenses paid for (422) million euros.
(3)	Including finance leases liabilities repayments for (123) million euros.
(4)	Including 101 million euros in Orange Bank share capital invested by Orange.

(in millions of euros)	2017
	Telecom		Orange		Eliminations	Orange
	activities		Bank		telecom	consoli-
					activities /	dated
					Orange	financial
					Bank	statement
Operating activities
Consolidated net income	2,134		(94)		—	2,040
Non-monetary items and reclassified items for presentation	11,474		38		—	11,512
Changes in working capital
Decrease (increase) in inventories, gross	(14)		—		—	(14)
Decrease (increase) in trade receivables, gross	(271)		—		9	(262)
Increase (decrease) in trade payables	375		46		(9)	412
Changes in other customer contract assets and liabilities	112		—		—	112
Changes in other assets and liabilities	(120)		284		—	164
Other net cash out
Operating taxes and levies paid	(1,931)		(3)		—	(1,934)
Dividends received	55		—		—	55
Interest paid and interest rates effects on derivatives, net	(1,328)		—		—	(1,328)
Income tax paid	(584)		1		—	(583)
Net cash provided by operating activities (a)	9,902	(1)	272		—	10,174

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets	(7,311)		(67)		—	(7,378)
Cash paid for investment securities, net of cash acquired	(34)		—		—	(34)
Others purchases of assets available for sale	(43)		—		—	(43)
Purchases of equity securities measured at fair value	(7)		—		—	(7)
Sales of investment securities, net of cash transferred	515		—		—	515
Decrease (increase) in securities and other financial assets	(1,082)		(63)		151	(994)
Net cash used in investing activities (b)	(7,962)		(130)		151	(7,941)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,450		—		—	2,450
Medium and long-term debt redemptions and repayments	(2,728)	(3)	—		—	(2,728)
Increase (decrease) of bank overdrafts and short-term borrowings	964		136		(151)	949
Decrease (increase) of cash collateral deposits	(1,138)		11		—	(1,127)
Exchange rates effects on derivatives, net	(66)		—		—	(66)
Other cash flows
Coupon on subordinated notes	(282)		—		—	(282)
Other proceeds (purchases) from treasury shares	(4)		—		—	(4)
Capital increase (decrease) - non-controlling interests	(66)	(4)	100	(4)	—	34
Changes in ownership interests with no gain / loss of control	1		—		—	1
Dividends paid to owners of the parent company	(1,729)		—		—	(1,729)
Dividends paid to non-controlling interests	(236)		—		—	(236)
Net cash used in financing activities (c)	(2,834)		247		(151)	(2,738)

Cash and cash equivalents in the opening balance	6,267		88		—	6,355
Cash change in cash and cash equivalents (a) + (b) + (c)	(894)		389		—	(505)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)		—		—	(40)
Cash and cash equivalents in the closing balance	5,333		477		—	5,810

(1)	Including significant litigations paid and received for (30) million euros.
(2)	Including telecommunication licenses paid for (617) million euros.
(3)	Including finance leases liabilities repayments for (96) million euros.
(4)	Including 65 million euros in Orange Bank share capital invested by Orange.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

	2019	2018	2017
Net cash provided by operating activities (telecom activities)	10,983	9,672	9,902
Purchases (sales) of property, plant and equipment and intangible assets	(7,555)	(7,655)	(7,311)
Lease liabilities repayments (1)	(1,395)	—	—
Finance lease liabilities repayments (1)	—	(123)	(96)
Debts relating to financed assets repayments	(17)	—	—
Elimination of telecommunication licenses paid	334	422	617
Elimination of significant litigation paid (and received)	(5)	174	30
Organic cash flow from telecom activities	2,345	2,490	3,142

(1)	The effects of IFRS 16 application are described in Note 2.3.1.

1.8    Definition of operating segments and performance indicators

Accounting policies

Segment information

The decisions regarding the allocation of resources and the performance assessment of the component parts of Orange (hereinafter referred to as "the Group") are made by the Chairman and Chief Executive Officer (main operational decision-maker) at operating segment level, mainly consisting of the geographical establishments. The operating segments are:

–  France (Enterprise excluded);

–  Spain;

–   Poland, Belgium and Luxembourg and each Central European countries. The Europe aggregate combines the operating segments of this area;

–   Sonatel subgroup (gathering Sonatel entities in Senegal, Orange Mali, Orange Bissau, Orange in Guinea and Orange in Sierra Leone), the Côte d'Ivoire subgroup (including Orange Côte d'Ivoire entities, Orange in Burkina Faso and Orange in Liberia) and each of the other countries in Africa and Middle East. The Africa and Middle East aggregate combines the operating segments of this area;

–  Enterprise;

–  the activities of International Carriers & Shared Services (IC&SS), which contain certain resources, mainly in the areas of networks,  information systems, research and development and other shared Group activities, as well as the Orange brand;

–  Orange Bank.

The use of shared resources, mainly provided by IC&SS, is taken into account in segment results based either on the terms of contractual agreements between legal entities, external benchmarks or by allocating costs among all the segments. The supply of shared resources is included in other revenues of the service provider, and the use of the resources is included in expenses of the service user. The cost of shared resources may be affected by changes in contractual relationships or organization and may therefore impact the segment results disclosed from one year to another.

Changes in operating performance indicators used in 2019

The Group applies the new standard IFRS 16 "Leases" prospectively from January 1, 2019.

The standard evolution has led the Group to change the key operating performance indicators used in 2019. EBITDAaL (for "EBITDA after Leases") and eCapex (for "economic Capex") are the new indicators used by Group's management.

Adjusted EBITDA, reported EBITDA and CAPEX remain the performance indicators used before 2019.

The new operating performance indicators are used by the Group:

–  to manage and assess its operating and segment results; and

–   to implement its investment and resource allocation strategy.

The Group’s management believes that the presentation of these indicators is relevant as it provides readers with the same management indicators as those used internally.

EBITDAaL corresponds to operating income before depreciation and amortization of fixed assets, effects resulting from business combinations, reclassification of cumulative translation adjustment from liquidated entities, impairment of goodwill and fixed assets, share of profits (losses) of associates and joint ventures, and after interests on debts related to financed assets and on lease liabilities, adjusted for:

–  significant litigation;

–  specific labor expenses;

–  fixed assets, investments, and businesses portfolio review;

–  restructuring program costs;

–  acquisition and integration costs;

–  and, where appropriate, other specific elements.

The measurement indicator allows for the effects of certain specific factors to be isolated, irrespective of their recurrence and the type of income and expense, when they are linked to:

–  significant litigation:

Significant litigation expenses correspond to risk reassessments regarding various litigations.

Associated procedures are based on third-party decisions (regulatory authority, court, etc.) and occurring over a different period to the activities at the source of the litigation. By their very nature, costs are difficult to predict in terms of their source, amount and period;

–  specific labor expenses:

Regardless of the departure plans included under restructuring costs, certain changes in the working hours of employees may have a negative impact on the period during which they are agreed and implemented. This primarily relates to the change in assumptions and the aging effect for the various part-time for seniors plans (TPS) in France;

–  fixed assets, investments and businesses portfolio review:

The Group constantly reviews its fixed assets, investments and businesses portfolio: as part of this review, decisions to dispose of or to sell assets are implemented, which by their very nature have an impact on the period during which it takes place. Since January 1, 2019 the Group includes the gains and losses on disposal of fixed assets (see Note 8.1) under the “review of fixed assets, investments and businesses portfolio”;

–  restructuring programs costs:

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. They include restructuring costs (see Note 5.3) and depreciation of right-of-use assets (see Note 9.2). These actions may have a negative effect on the period during which they are announced and implemented. For illustrative purposes, and not limited to, this could include some of the transformation plans approved by the internal governance bodies;

–  acquisition and integration costs:

The Group also incurs costs which are directly linked to the acquisition and integration of entities. These are primarily legal and advisory fees, registration fees and earn-outs;

–   where applicable, other specific elements that are systematically specified in relation to income and/or expenses.

EBITDAaL is not a financial aggregate as defined by IFRS and is not comparable to similarly titled indicators used by other groups. It is provided as additional information only and should not be considered as a substitute for operating income or cash flow provided by operating activities.

eCapex relate to acquisitions of property, plant and equipment and intangible assets excluding telecommunications licenses and financed assets minus the price of disposal of fixed assets. They are used internally as an indicator to allocate resources. eCapex are not a financial aggregate defined by IFRS and may not be comparable to similarly-titled indicators used by other companies.

The Group uses organic cash flow from telecom activities as an operating performance measure for telecom activities as a whole. Organic cash flow from telecom activities corresponds to net cash provided by operating activities minus (i) lease liabilities repayments and debts related to financed assets repayments, (ii) purchases and sales of property, plant and equipment and intangible assets net of the change in fixed assets payables, (iii) excluding effect of telecommunications licenses paid and excluding effect of significant litigations paid (and received). Organic cash-flow from telecom activities is not a financial aggregate defined by IFRS and may not be comparable to similarly-titled indicators used by other companies.

Operating performance indicators used in 2018

Reported EBITDA corresponds to operating income before depreciation and amortization, effects resulting from business combinations, reclassification of cumulative translation adjustment from liquidated entities, impairment of goodwill and fixed assets and share of profits (losses) of associates and joint ventures.

Adjusted EBITDA corresponds to reported EBITDA, adjusted for significant litigation, specific labor expenses, review of the investments and business portfolio, restructuring and integration costs and, where appropriate, other specific elements.

This measurement indicator allows for the effects of certain specific factors to be isolated from reported EBITDA, irrespective of their recurrence and the type of income or expense, when they are linked to:

–  significant litigation:

Significant litigation expenses correspond to risk reassessments regarding various litigations. Associated procedures are based on third- party decisions (regulatory authority, court, etc.) and occurring over a different period to the activities at the source of the litigation. By their very nature, costs are difficult to predict in terms of their source, amount and period;

–  specific labor expenses:

Regardless of the departure plans included under restructuring costs, certain changes in the working hours of employees may have a negative impact on the period during which they are agreed and implemented. This primarily relates to the change in assumptions and the aging effect for the various part-time for seniors plans (TPS) in France;

–  investments and businesses portfolio review:

The Group constantly reviews its investments and businesses portfolio: as part of this review, decisions to sell assets are implemented, which by their very nature have an impact on the period during which the sale takes place. The corresponding gains (losses) on disposal affect either reported EBITDA or the net income from discontinued operations;

–  restructuring and integration costs:

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. These actions may have a negative effect on the period during which they are announced and implemented. For illustrative purposes, and not limited to, this could include some of the transformation plans approved by the internal governance bodies;

–  where applicable, other specific elements that are systematically specified in relation to income and/or expenses.

Adjusted EBITDA and reported EBITDA are not financial aggregates as defined by IFRS and are not comparable to similarly titled indicators used by other groups. They are provided as additional information only and should not be considered as a substitute for operating income or cash flow provided by operating activities.

CAPEX relate to the acquisition of tangible and intangible assets excluding telecommunications licenses and investments financed through finance leases and are used internally as an indicator to allocate resources. CAPEX are not a financial aggregate defined by IFRS and may not be comparable to similarly-titled indicators used by other companies.

Assets and Liabilities

Inter-segment assets and liabilities are reported in each operating segment.

Non-allocated assets and liabilities for the telecommunications business, mainly include external financial debt, external cash and cash equivalents, current and deferred tax assets and liabilities, as well as equity. Financial debt and investments between these segments are presented as non-allocated elements.

For Orange Bank, the line “Other” includes the assets and liabilities listed above, as well as the loans and receivables and debts related to the Bank’s activity.